CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Time charter revenues	$ 143,095	$ 145,321	$ 144,952
Other revenue	0	115	1,609
Total revenues	143,095	145,436	146,561
OPERATING EXPENSES
Vessel operating expenses	(24,072)	(30,870)	(24,195)
Administrative expenses	(9,740)	(9,861)	(8,916)
Depreciation and amortization	(20,937)	(21,477)	(21,146)
Total operating expenses	(54,749)	(62,208)	(54,257)
Equity in earnings (losses) of joint ventures	6,420	6,078	17,938
Operating income (loss)	94,766	89,306	110,242
FINANCIAL INCOME (EXPENSE), NET
Interest income	605	947	725
Interest expense	(24,430)	(27,692)	(26,814)
Gain (loss) on debt extinguishment	0	1,030	0
Gain (loss) on derivative instruments	0	0	4,681
Other items, net	(2,232)	(3,575)	(2,907)
Total financial income (expense), net	(26,057)	(29,290)	(24,315)
Income (loss) before tax	68,709	60,016	85,927
Income tax benefit (expense)	(5,564)	(7,275)	(8,305)
Net income (loss)	63,145	52,741	77,622
Preferred unitholders' interest in net income	14,802	13,850	12,303
Limited partners' interest in net income (loss)	48,343	38,891	65,319
Common units public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 25,333	$ 20,186	$ 34,409
Earnings per unit
Earnings per share, basic and diluted	$ 1.40	$ 1.12	$ 1.93
Common units Hegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 23,010	$ 12,973	$ 4,257
Earnings per unit
Earnings per share, basic and diluted	$ 1.51	$ 1.84	$ 2.03
Subordinated unit Hegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 0	$ 5,732	$ 26,653
Earnings per unit
Earnings per share, basic and diluted	$ 0	$ 0.70	$ 2.03